Consolidated Balance Sheets (Ensysce Biosciences, Inc.) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total current assets	$ 228,213	$ 226,464	$ 1,199,722
Total assets	12,980,390	12,854,634	196,511,899
Current liabilities:
Total current liabilities	319,180	260,404	2,771,025
Long-term liabilities:
Total liabilities	11,086,555	14,061,692	17,503,563
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.000025 par value, 50,000,000 shares authorized, no shares issued and outstanding at March 31, 2021 (unaudited) and December 31, 2020
Common stock, $0.000025 par value, 500,000,000 shares authorized; 243,790,541 and 239,465,160 shares issued and outstanding at March 31, 2021 (unaudited) and December 31, 2020, respectively	622	622	707
Additional paid-in capital	4,812,500		5,136,000
Accumulated deficit	(2,919,287)	(1,207,680)	(136,706)
Total Ensysce Biosciences, Inc. stockholders’ deficit	1,893,835	(1,207,058)	5,000,001
Total stockholders’ deficit	(7,503,437)	(6,658,427)	(6,676,251)
Total liabilities and stockholders’ deficit	12,980,390	12,854,634	196,511,899
Ensysce Biosciences, Inc [Member]
Current assets:
Cash and cash equivalents	289,927	194,214	341,536
Unbilled receivable			173,552
Right-of-use asset	16,476	23,538
Prepaid expenses and other current assets	78,880	130,124	103,502
Deferred transaction costs	797,902
Total current assets	1,183,185	347,876	618,590
Property and equipment, net	100	151	351
Other assets	3,780	3,780	5,000
Total assets	1,187,065	351,807	623,941
Current liabilities:
Accounts payable	2,229,389	1,724,598	540,778
Accrued expenses and other liabilities	614,542	344,792	1,491,660
Lease liability	17,848	25,500
Notes payable and accrued interest	4,526,552	4,245,082	2,621,407
Embedded derivative on convertible notes	709,583	670,262	2,646,347
Total current liabilities	8,097,914	7,010,234	7,300,192
Long-term liabilities:
Notes payable, net of current portion	349,272
Derivative liabilities, net of current portion	3,316
Total liabilities	8,450,502	7,010,234	7,300,192
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.000025 par value, 50,000,000 shares authorized, no shares issued and outstanding at March 31, 2021 (unaudited) and December 31, 2020
Common stock, $0.000025 par value, 500,000,000 shares authorized; 243,790,541 and 239,465,160 shares issued and outstanding at March 31, 2021 (unaudited) and December 31, 2020, respectively	6,095	5,987	5,987
Additional paid-in capital	49,818,501	49,511,927	49,333,248
Accumulated deficit	(56,866,447)	(55,958,716)	(56,015,486)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(7,041,851)	(6,440,802)	(6,676,251)
Noncontrolling interests in stockholders’ deficit	(221,586)	(217,625)
Total stockholders’ deficit	(7,263,437)	(6,658,427)	(6,676,251)
Total liabilities and stockholders’ deficit	$ 1,187,065	$ 351,807	$ 623,941